Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories:

December 31, 2021	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$283,550	$—	$283,550
Trade receivables from provisional concentrates sales (1)	—	40,020	40,020
Receivable not arising from sale of metal concentrates (1)	76,902	—	76,902
Short-term investments	—	51,723	51,723
Derivative assets	—	3,995	3,995
	$360,452	$95,738	$456,190
Financial Liabilities:
Derivative liabilities	$—	$351	$351
Debt	$15,300	$—	$15,300
(1)Included in Trade and other receivables.

December 31, 2020	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$167,113	$—	$167,113
Trade receivables from provisional concentrates sales (1)	—	35,084	35,084
Receivable not arising from sale of metal concentrates (1)	84,486	—	84,486
Short-term investments	—	111,946	111,946
Derivative assets	—	7,812	7,812
	$251,599	$154,842	$406,441
Financial Liabilities:
Derivative liabilities	$—	$367	$367
(1)Included in Trade and other receivables.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories:

December 31, 2021	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$283,550	$—	$283,550
Trade receivables from provisional concentrates sales (1)	—	40,020	40,020
Receivable not arising from sale of metal concentrates (1)	76,902	—	76,902
Short-term investments	—	51,723	51,723
Derivative assets	—	3,995	3,995
	$360,452	$95,738	$456,190
Financial Liabilities:
Derivative liabilities	$—	$351	$351
Debt	$15,300	$—	$15,300
(1)Included in Trade and other receivables.

December 31, 2020	Amortized cost	FVTPL	Total
Financial Assets:
Cash and cash equivalents	$167,113	$—	$167,113
Trade receivables from provisional concentrates sales (1)	—	35,084	35,084
Receivable not arising from sale of metal concentrates (1)	84,486	—	84,486
Short-term investments	—	111,946	111,946
Derivative assets	—	7,812	7,812
	$251,599	$154,842	$406,441
Financial Liabilities:
Derivative liabilities	$—	$367	$367
(1)Included in Trade and other receivables.

Disclosure of financial instruments at fair value through profit or loss
The Company’s short-term investments in equity securities are recorded at FVTPL. The (losses) gains from short-term investments in equity securities for the year ended December 31, 2021 and 2020 were as follows:

	2021	2020
Unrealized (losses) gains on short-term investments, equity securities	$(60,355)	$10,577
Realized gains on short-term investments, equity securities	633	51,562
	$(59,722)	$62,139
The gains on derivatives for the year ended December 31, 2021 and 2020 were comprised of the following:

	2021	2020
Gains on derivatives
Realized gains (losses) on derivatives	$9,156	$(2,594)
Unrealized (losses) gains on derivatives	(3,763)	6,137
	$5,393	$3,543

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the consolidated statements of financial position at fair value on a recurring basis were categorized as follows:

	At December 31, 2021		At December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$51,723	$—	$111,946	$—
Trade receivables from provisional concentrate sales	—	40,020	—	35,084
Derivative assets	—	3,995	—	7,812
Derivative liabilities	—	(351)	—	(367)
	$51,723	$43,664	$111,946	$42,529

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	$283,550	$167,113
Trade accounts receivable (1)	40,020	35,084
Supplier advances (1)	11,228	8,186
Employee loans (1)	667	552
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period 2021
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$275,629	$—	$—	$—	$275,629
Severance accrual	26,695	404	33	4,450	31,582
Employee compensation	3,763	—	—	—	3,763
Total accounts payable and accrued liabilities	306,087	404	33	4,450	310,974
Income taxes payable	59,133	—	—	—	59,133
Loss on derivatives	351	—	—	—	351
Debt
Repayment of principal	3,400	6,800	5,100	—	15,300
Interest and standby fees	2,613	4,867	1,432	—	8,912
Provisions (1)(2)	2,738	2,553	—	—	5,291
Future employee compensation	3,352	9,058	—	—	12,410
Total contractual obligations (2)	$377,674	$23,682	$6,565	$4,450	$412,371
(1)Total litigation provision (Note 15).
(2)Amounts above do not include payments related to closure and decommissioning (current $5.3 million, long-term $237.6 million) discussed in Note 15, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 18, and deferred tax liabilities of $184.8 million in Note 27.

Payments due by period 2020
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$272,266	$—	$—	$—	$272,266
Severance accrual	2,935	3,711	1,120	76	7,842
Employee compensation	6,737	—	—	—	6,737
Total accounts payable and accrued liabilities	281,938	3,711	1,120	76	286,845
Income taxes payable	54,556	—	—	—	54,556
Loss on derivatives	367	—	—	—	367
Debt
Interest and standby fees	2,110	2,294	—	—	4,404
Provisions (1)(2)	3,648	3,109	85	1	6,843
Future employee compensation	4,396	11,468	—	—	15,864
Total contractual obligations (2)	$347,015	$20,582	$1,205	$77	$368,879
(1)Total litigation provision (Note 15).
(2)Amounts above do not include payments related to closure and decommissioning (current $8.4 million, long-term $226.7 million) discussed in Note 15, the $20.8 million deferred credit arising from the Navidad acquisition discussed in Note 18, and deferred tax liabilities of $175.3 million in Note 27.

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2021	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$60,507	$3,389	$—	$(27,448)	$—
Mexican Peso	1,159	7,681	(14,930)	(25,985)	(64,584)
Argentine Peso	12,488	20,358	1,502	(19,525)	(13)
Bolivian Boliviano	8,397	499	(7,943)	(23,914)	(6,954)
European Euro	49	—	—	—	—
Peruvian Sol	8,585	17,295	(22,207)	(54,953)	(94,367)
Guatemala quetzal	169	539	(91)	(9,919)	—
	$91,354	$49,761	$(43,669)	$(161,744)	$(165,918)

At December 31, 2020	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current(1)	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities(1)
Canadian Dollar	$117,956	$4,952	$—	$(24,310)	$—
Mexican Peso	1,020	29,895	3,550	(45,050)	(73,017)
Argentine Peso	7,175	16,878	1,513	(14,543)	—
Bolivian Boliviano	571	218	(3,159)	(19,402)	(7,700)
European Euro	3	—	—	—	—
Peruvian Sol	13,917	26,257	(39,296)	(54,672)	(77,810)
Guatemala quetzal	453	677	—	(4,559)	—
	$141,095	$78,877	$(37,392)	$(162,536)	$(158,527)
(1)Recast comparative to be consistent with current presentation.